Borrowings - Summary of Short Term Borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about borrowings [abstract]
Banks and financial institutions	₨ 219,512	$ 3,371	₨ 322,436
Current portion of long-term borrowings	94,188	1,447	90,690
Short-term and current portion of long term borrowings	₨ 313,700	$ 4,818	₨ 413,126